Retirement benefits obligations - Comprehensive loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans
Current service cost	SFr (30,086)	SFr (20,383)	SFr (13,835)
Past service cost		66,273	1,348
Interest cost	(21,598)	(23,182)	(8,797)
Interest income	19,441	22,717	9,065
Company pension amount	SFr (32,243)	45,425	(12,219)
Discontinued operations
Defined benefit plans
Current service cost		(59,730)	(254,667)
Past service cost		20,296	25,551
Interest cost		(34,030)	(166,812)
Interest income		30,971	171,895
Company pension amount		(42,493)	SFr (224,032)
Discontinued operations as disclosed below
Defined benefit plans
Past service cost due to transfer of employees		SFr 433,791